CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Subscription	$ 472,023	$ 280,649	$ 134,628
Perpetual license	21,037	49,964	115,738
Maintenance and professional services	258,828	261,097	252,551
Revenues	751,888	591,710	502,917
Cost of revenues:
Subscription	74,623	46,249	25,837
Perpetual license	1,873	2,893	3,904
Maintenance and professional services	79,635	76,904	63,566
Cost of revenues	156,131	126,046	93,307
Gross profit	595,757	465,664	409,610
Operating expenses:
Research and development	211,445	190,321	142,121
Sales and marketing	405,983	345,273	274,401
General and administrative	94,801	82,520	71,425
Total operating expenses	712,229	618,114	487,947
Operating loss	(116,472)	(152,450)	(78,337)
Financial income (expense), net	53,214	15,432	(12,992)
Loss before taxes on income	(63,258)	(137,018)	(91,329)
Tax benefit (taxes on income)	(3,246)	6,650	7,383
Net loss	$ (66,504)	$ (130,368)	$ (83,946)
Basic net loss per ordinary share	$ (1.6)	$ (3.21)	$ (2.12)
Diluted net loss per ordinary share	$ (1.6)	$ (3.21)	$ (2.12)
Change in net unrealized gains (losses) on marketable securities:
Net unrealized gains (losses) arising during the year	$ 7,903	$ (11,733)	$ (3,405)
Change in unrealized losses on marketable securities, total	7,903	(11,733)	(3,405)
Change in unrealized net gain (loss) on cash flow hedges:
Net unrealized gains (losses) arising during the year	(2,898)	(11,418)	1,702
Net gains (losses) reclassified into net loss	8,706	7,194	(2,075)
Change in unrealized gain (loss) on cash flow hedges, Total	5,808	(4,224)	(373)
Other comprehensive income (loss), net of taxes of $(516), $(2,176) and $1,870 for 2021, 2022 and 2023, respectively	13,711	(15,957)	(3,778)
Total comprehensive loss	$ (52,793)	$ (146,325)	$ (87,724)